Subsequent Events (Details) - USD ($) $ in Thousands	May 03, 2023	Dec. 02, 2022	Apr. 20, 2023	Dec. 30, 2022
The Aircraft [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Subsequent Event [Line Items]
Consideration to be received for disposal				$ 20,375
Subsequent Event
Subsequent Event [Line Items]
Loan agreement, related party			$ 65,000
Subsequent Event | Sphere Entertainment
Subsequent Event [Line Items]
Loan agreement, related party			$ 65,000
Subsequent Event | TAO Group Hospitality
Subsequent Event [Line Items]
License agreement, term, extension period	4 years
Subsequent Event | MSGE SPINCO, INC [Member] | BCE [Member]
Subsequent Event [Line Items]
Percentage of sales of controlling interest held		85.00%
Sale of controlling interest		$ 10,000
Subsequent Event | MSGE SPINCO, INC [Member] | The Aircraft [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Subsequent Event [Line Items]
Consideration to be received for disposal				$ 20,400
Madison Square Garden Entertainment | Spinoff | Subsequent Event
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			33.00%
Madison Square Garden Entertainment | Spinoff | Subsequent Event | MSG Stockholders
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by parent			67.00%
Madison Square Garden Entertainment | Spinoff | Subsequent Event | MSGE SPINCO, INC [Member]
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			33.00%